Loans Payable - Additional Information (Detail) ¥ in Millions, $ in Millions	1 Months Ended			6 Months Ended			12 Months Ended
	Sep. 30, 2019 CNY (¥)	Apr. 30, 2017 CNY (¥)	Jun. 30, 2016 USD ($) Tranche	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Nov. 30, 2016 USD ($) Tranche
Debt Instrument [Line Items]
Short-term loans				¥ 3,619			¥ 2,618		$ 512
Weighted average interest rates for outstanding borrowings				3.97%			4.05%		3.97%	4.05%
Unused line of credit for short term loans				¥ 1,800			¥ 1,600		$ 252
iQIYI
Debt Instrument [Line Items]
Short-term loans				3,600			2,600		512
Debt Collateral							562
Carrying amount of real estate used as collateral				555			562		79
Restricted cash				979					139
Other loans [Member] | iQIYI
Debt Instrument [Line Items]
Repayment of debt				75
Outstanding borrowings from third party investors				¥ 922			898		130
Long-term loans, current portion							438			$ 62
Long-term loans							484			$ 68
Other loans [Member] | iQIYI | Minimum
Debt Instrument [Line Items]
Securities with maturities ranging				2019	2019
Other loans [Member] | iQIYI | Maximum
Debt Instrument [Line Items]
Securities with maturities ranging				2021	2021
Other loans [Member] | iQIYI | 2018 factored receivables
Debt Instrument [Line Items]
Effective interest rate								7.00%
Accounts payable to certain suppliers selected for securitization				¥ 525
Proceeds from issuance of debt securities								¥ 446
Other loans [Member] | iQIYI | 2019 factored receivables
Debt Instrument [Line Items]
Effective interest rate											5.97%
Accounts payable to certain suppliers selected for securitization											¥ 587
Proceeds from issuance of debt securities							500
Bank Of China Shanghai Branch | iQIYI
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan		¥ 299
Bank loan maturity period		3 years
Amount borrowed under the commitment of a bank loan		¥ 299
Interest rate		4.47%
A Group Of 21 Arrangers
Debt Instrument [Line Items]
Bank loan maturity period			5 years
A Group Of 21 Arrangers | Unsecured Loan 1
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | $			$ 1,000
Bank loan maturity period			5 years
Number of tranches issued and sold | Tranche			2
A Group Of 21 Arrangers | Unsecured Loan 2
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan | $			$ 1,000
Bank loan maturity period			5 years
Number of tranches issued and sold | Tranche												2
A Group Of 21 Arrangers | Debt Instrument Tranche One | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan | $			$ 250									$ 250
Interest rate			2.11%									2.78%
A Group Of 21 Arrangers | Debt Instrument Tranche Two | Unsecured Loan 1
Debt Instrument [Line Items]
Amount borrowed under the commitment of a bank loan | $			$ 250									$ 250
Interest rate			2.10%									2.78%
JP Morgan Chase Bank N A
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan	¥ 800
Bank loan maturity period	2 years
Amount borrowed under the commitment of a bank loan	¥ 448
Interest rate	3.55%
Repayment of debt				13	$ 2	¥ 0
Outstanding borrowings from third party investors				432					61
Long-term loans, current portion				28					4
JP Morgan Chase Bank N A | Held-to-maturity Securities
Debt Instrument [Line Items]
Debt Collateral				¥ 502			¥ 494		$ 71